Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS
On February 11, 2022, the Board of Directors appointed Janet Grove as a director of the Company, a position she held until February 10, 2025, at which time the Company’s Board of Directors (the “Board”), upon the outcome of the Nominating & Governance Committee’s determination and recommendation, elected to accept her resignation from the Board. Ms. Grove is a Partner of Norton Rose Fulbright Canada LLP (“NRFC”). During the period from July 1, 2024 to February 10, 2025, NRFC and Norton Rose Fulbright US LLP (“NRFUS” and together with NRFC, “NRF”) rendered legal services in the amount of $316,977 to the Company. During the twelve months ended June 30, 2024, NRF rendered legal services in the amount of $226,793, to the Company. These transactions were in the normal course of operations and were measured at the exchange amount which represented the amount of consideration established and agreed to by NRF. No legal services rendered by NRF were provided by Ms. Grove directly.